Federated Capital Appreciation Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FEDEX)
CLASS B SHARES (TICKER CPABX)
CLASS C SHARES (TICKER CPACX)
CLASS R SHARES (TICKER CPAKX)
INSTITUTIONAL SHARES (TICKER CPAIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2012
1. The special meeting of shareholders of Federated Capital Appreciation Fund (Fund) scheduled to be held on March 11, 2013, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Equity Income Fund, Inc. would acquire the assets of the Fund in a complete liquidation and dissolution of the Fund has been adjourned to April 8, 2013.
2. Additionally, effective March 2013, Walter C. Bean replaced James E. Grefenstette and Dean J. Kartsonas as portfolio manager of the Fund. As noted above, a shareholder meeting has been scheduled to consider the reorganization of the Fund into Federated Equity Income Fund, Inc. If the proposed reorganization is consummated, shareholders of the Fund will become shareholders of Federated Equity Income Fund, Inc., which is not managed by Walter C. Bean. Accordingly, under the heading entitled, “Fund Management,” please delete the references to James E. Grefenstette and Dean J. Kartsonas and replace them with the following:
“Walter C. Bean, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 8, 2013
Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451543 (3/13)
Federated Capital Appreciation Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FEDEX)
CLASS B SHARES (TICKER CPABX)
CLASS C SHARES (TICKER CPACX)
CLASS R SHARES (TICKER CPAKX)
INSTITUTIONAL SHARES (TICKER CPAIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2012
1. The special meeting of shareholders of Federated Capital Appreciation Fund (Fund) scheduled to be held on March 11, 2013 to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Equity Income Fund, Inc. would acquire the assets of the Fund in a complete liquidation and dissolution of the Fund has been adjourned to April 8, 2013.
2. Additionally, effective March 2013, Walter C. Bean replaced James E. Grefenstette and Dean J. Kartsonas as portfolio manager of the Fund. As noted above, a shareholder meeting has been scheduled to consider the reorganization of the Fund into Federated Equity Income Fund, Inc. If the proposed reorganization is consummated, shareholders of the Fund will become shareholders of Federated Equity Income Fund, Inc., which is not managed by Walter C. Bean. Accordingly, under the heading entitled, “Fund Management,” please delete the references to James E. Grefenstette and Dean J. Kartsonas and replace them with the following:
“Walter C. Bean, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
3. Under the heading entitled, “Portfolio Management Information,” please delete the biographical information for James E. Grefenstette and Dean J. Kartsonas and replace it with the following biographical information:
“Walter C. Bean, Chartered Financial Analyst, has been the Fund's Portfolio Manager since March 2013. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Strategic Value Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C. S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has 43 years of investment experience.”
March 8, 2013
Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451544 (3/13)
Federated Capital Appreciation Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FEDEX)
CLASS B SHARES (TICKER CPABX)
CLASS C SHARES (TICKER CPACX)
CLASS R SHARES (TICKER CPAKX)
INSTITUTIONAL SHARES (TICKER CPAIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED december 31, 2012
1. The special meeting of shareholders of Federated Capital Appreciation Fund (Fund) scheduled to be held on March 11, 2013 to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Equity Income Fund, Inc. would acquire the assets of the Fund in a complete liquidation and dissolution of the Fund has been adjourned to April 8, 2013.
2. Additionally, effective March 2013, Walter C. Bean replaced James E. Grefenstette and Dean J. Kartsonas as portfolio manager of the Fund. As noted above, a shareholder meeting has been scheduled to consider the reorganization of the Fund into Federated Equity Income Fund, Inc. If the proposed reorganization is consummated, shareholders of the Fund will become shareholders of Federated Equity Income Fund, Inc., which is not managed by Walter C. Bean. Accordingly, under the heading entitled, “Portfolio Manager Information,” please delete the information for Dean J. Kartsonas and James Grefenstette and replace it with the following information for Walter C. Bean:
“The following information about the Fund's Portfolio Manager is provided as of January 31, 2013.
Walter Bean, Portfolio Manager
Types of Accounts Managed by Walter Bean	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	3/$7,740 million
Other Pooled Investment Vehicles	2/$277 million
Other Accounts	360/$7,745 million
  *
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Walter Bean is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP will primarily be determined based on another group of accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the other accounts' designated peer group of comparable accounts and vs. the other accounts' absolute return for the one and three year measure and the other accounts' benchmark for year five. In addition, performance is measured by comparing the other accounts' average gross one-year distribution yield for one, three and five calendar year periods vs. a designated peer group of comparable accounts. Performance is also measured by comparing the other accounts' average one-year distribution yield vs. the other accounts' benchmark and the other accounts' one-year dividend growth vs. the other accounts' designated peer group of comparable accounts and vs. the other accounts' benchmark. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Walter Bean is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. For purposes of calculating the annual incentive amount, each included fund or account is categorized into one of three IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. In his role as head of the Strategic Value team, Mr. Bean has oversight responsibility for other portfolios that he does not personally manage. A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product of asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.”
March 8, 2013
Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451539 (3/13)